UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2012 (Unaudited)

Shares	Description (1)	Value
	Common Stocks - 100.4% (5)
	Aerospace & Defense - 2.6%
44,366	Boeing Company	$ 3,088,761
65,423	Honeywell International Inc.	3,909,024
32,905	Raytheon Company	1,880,850
54,843	United Technologies Corporation	4,293,658
	Total Aerospace & Defense	13,172,293
	Air Freight & Logistics - 0.9%
62,893	United Parcel Service, Inc., Class B	4,501,252
	Airlines - 0.0%
3,957	United Continental Holdings Inc., (2)	77,162
	Auto Components - 0.1%
30,296	Cooper Tire & Rubber	581,077
	Automobiles - 0.6%
195,811	Ford Motor Company	1,930,696
32,461	Harley-Davidson, Inc.	1,375,373
	Total Automobiles	3,306,069
	Beverages - 2.7%
200,576	Coca-Cola Company	7,607,848
14,723	Monster Beverage Corporation, (2)	797,398
75,342	PepsiCo, Inc.	5,331,953
	Total Beverages	13,737,199
	Biotechnology - 1.2%
40,799	Amgen Inc.	3,440,172
18,099	Celgene Corporation, (2)	1,382,764
23,687	Gilead Sciences, Inc., (2)	1,571,159
	Total Biotechnology	6,394,095
	Building Products - 0.1%
42,748	Masco Corporation	643,357
	Capital Markets - 1.7%
109,476	Charles Schwab Corporation	1,400,198
22,272	Goldman Sachs Group, Inc.	2,531,881
48,534	Jefferies Group, Inc.	664,430
40,593	Legg Mason, Inc.	1,001,835
107,319	Morgan Stanley	1,796,520
38,635	Waddell & Reed Financial, Inc., Class A	1,266,069
	Total Capital Markets	8,660,933
	Chemicals - 2.2%
53,348	Dow Chemical Company	1,544,958
54,215	E.I. Du Pont de Nemours and Company	2,725,388
34,457	Eastman Chemical Company	1,964,394
25,707	Monsanto Company	2,339,851
53,293	Olin Corporation	1,158,057
60,403	RPM International, Inc.	1,723,902
	Total Chemicals	11,456,550
	Commercial Banks - 2.7%
33,724	Comerica Incorporated	1,047,130
16,998	HSBC Holdings PLC, Sponsored ADR	789,727
10,984	PNC Financial Services Group, Inc.	693,090
100,054	U.S. Bancorp	3,431,852
232,364	Wells Fargo & Company	8,023,529
	Total Commercial Banks	13,985,328
	Commercial Services & Supplies - 0.7%
3,177	Avery Dennison Corporation	101,092
56,149	Deluxe Corporation	1,715,913
40,642	Pitney Bowes Inc.	561,672
16,031	R.R. Donnelley & Sons Company	169,929
35,497	Waste Management, Inc.	1,138,744
	Total Commercial Services & Supplies	3,687,350
	Communications Equipment - 2.1%
14,156	ADTRAN, Inc.	244,616
3,408	Ciena Corporation, (2)	46,349
230,385	Cisco Systems, Inc.	4,398,050
11,034	JDS Uniphase Corporation, (2)	136,656
25,703	Motorola Solutions Inc.	1,299,287
71,809	QUALCOMM, Inc.	4,487,344
	Total Communications Equipment	10,612,302
	Computers & Peripherals - 5.6%
37,679	Apple, Inc., (2)	25,141,684
67,332	Dell Inc., (2)	663,894
112,953	EMC Corporation, (2)	3,080,228
	Total Computers & Peripherals	28,885,806
	Consumer Finance - 0.4%
17,046	American Express Company	969,236
32,690	Discover Financial Services	1,298,774
	Total Consumer Finance	2,268,010
	Containers & Packaging - 0.3%
43,759	Packaging Corp. of America	1,588,452
5,718	Sonoco Products Company	177,201
	Total Containers & Packaging	1,765,653
	Distributors - 0.3%
29,044	Genuine Parts Company	1,772,555
	Diversified Consumer Services - 0.0%
7,623	Apollo Group, Inc., Class A, (2)	221,448
	Diversified Financial Services - 3.6%
414,679	Bank of America Corporation	3,661,616
108,986	Citigroup Inc.	3,566,022
33,950	CME Group, Inc.	1,945,335
198,535	JP Morgan Chase & Co.	8,036,697
47,644	New York Stock Exchange Euronext	1,174,425
	Total Diversified Financial Services	18,384,095
	Diversified Telecommunication Services - 3.9%
292,847	AT&T Inc.	11,040,332
29,237	CenturyLink Inc.	1,181,175
250,097	Frontier Communications Corporation	1,225,475
137,931	Verizon Communications Inc.	6,285,516
18,198	Windstream Corporation	183,982
	Total Diversified Telecommunication Services	19,916,480
	Electric Utilities - 1.5%
56,380	Duke Energy Corporation	3,653,424
27,323	Great Plains Energy Incorporated	608,210
19,046	OGE Energy Corp.	1,056,291
80,800	Pepco Holdings, Inc.	1,527,120
20,004	Southern Company	921,984
	Total Electric Utilities	7,767,029
	Electrical Equipment - 0.7%
49,909	Emerson Electric Company	2,409,107
14,553	Rockwell Automation, Inc.	1,012,161
	Total Electrical Equipment	3,421,268
	Electronic Equipment & Instruments - 0.3%
118,215	Corning Incorporated	1,554,527
	Energy Equipment & Services - 2.1%
6,964	Diamond Offshore Drilling, Inc.	458,301
18,452	Ensco International PLC, Class A, Sponsored ADR	1,006,741
83,720	Halliburton Company	2,820,527
16,059	Patterson-UTI Energy, Inc.	254,375
73,390	Schlumberger Limited	5,308,299
16,157	Tidewater Inc.	784,099
	Total Energy Equipment & Services	10,632,342
	Food & Staples Retailing - 1.7%
75,086	CVS Caremark Corporation	3,635,664
38,696	SUPERVALU INC.	93,257
66,105	Wal-Mart Stores, Inc.	4,878,549
	Total Food & Staples Retailing	8,607,470
	Food Products - 0.9%
112,127	Kraft Foods Inc., Class A	4,636,451
	Gas Utilities - 1.0%
36,031	AGL Resources Inc.	1,474,028
12,516	Atmos Energy Corporation	447,948
22,995	National Fuel Gas Company	1,242,650
38,518	ONEOK, Inc.	1,860,805
	Total Gas Utilities	5,025,431
	Health Care Equipment & Supplies - 1.0%
4,460	Hologic Inc., (2)	90,270
3,342	Intuitive Surgical, Inc., (2)	1,656,395
78,706	Medtronic, Inc.	3,393,803
	Total Health Care Equipment & Supplies	5,140,468
	Health Care Providers & Services - 2.0%
6,901	Brookdale Senior Living Inc., (2)	160,241
15,450	Coventry Health Care, Inc.	644,111
49,193	Express Scripts, (2)	3,082,925
17,609	HCA Holdings Inc.	585,499
1,116	Henry Schein Inc., (2)	88,465
39,267	Kindred Healthcare Inc., (2)	446,858
72,599	UnitedHealth Group Incorporated	4,022,711
25,221	Wellpoint Inc.	1,463,070
	Total Health Care Providers & Services	10,493,880
	Health Care Technology - 0.0%
114	Cerner Corporation, (2)	8,825
	Hotels, Restaurants & Leisure - 1.4%
22,200	Carnival Corporation	808,968
42,761	International Game Technology	559,741
2,272	Interval Leisure Group Inc.	43,009
60,630	McDonald’s Corporation	5,562,803
	Total Hotels, Restaurants & Leisure	6,974,521
	Household Durables - 0.6%
2,990	Garmin Limited	124,803
64,653	Newell Rubbermaid Inc.	1,234,226
13,864	Tupperware Corporation	742,972
11,356	Whirlpool Corporation	941,526
	Total Household Durables	3,043,527
	Household Products - 2.1%
14,878	Colgate-Palmolive Company	1,595,219
11,711	Kimberly-Clark Corporation	1,004,570
116,228	Procter & Gamble Company	8,061,574
	Total Household Products	10,661,363
	Industrial Conglomerates - 3.0%
42,806	3M Co.	3,956,131
505,901	General Electric Company	11,489,012
57	Siemens AG, Sponsored ADR	5,709
	Total Industrial Conglomerates	15,450,852
	Insurance - 2.0%
47,749	Allstate Corporation	1,891,338
8,871	Arthur J. Gallagher & Co.	317,759
36,694	Fidelity National Title Group Inc., Class A	784,885
26,683	Hartford Financial Services Group, Inc.	518,718
13,665	Kemper Corporation	419,652
63,881	Lincoln National Corporation	1,545,281
63,707	Marsh & McLennan Companies, Inc.	2,161,579
35,546	Travelers Companies, Inc.	2,426,370
	Total Insurance	10,065,582
	Internet & Catalog Retail - 1.1%
14,883	Amazon.com, Inc., (2)	3,785,045
3,103	HSN, Inc.	152,202
2,786	Priceline.com Incorporated, (2)	1,723,782
	Total Internet & Catalog Retail	5,661,029
	Internet Software & Services - 2.4%
10,937	Akamai Technologies, Inc., (2)	418,450
51,259	eBay Inc., (2)	2,481,448
9,900	Google Inc., Class A, (2)	7,469,550
44,605	United Online, Inc.	246,220
5,616	ValueClick, Inc., (2)	96,539
10,002	VeriSign, Inc., (2)	486,997
71,826	Yahoo! Inc., (2)	1,147,420
	Total Internet Software & Services	12,346,624
	IT Services - 4.1%
34,359	Automatic Data Processing, Inc.	2,015,499
17,199	Cognizant Technology Solutions Corporation, Class A, (2)	1,202,554
32,696	Fidelity National Information Services	1,020,769
51,490	International Business Machines Corporation (IBM)	10,681,601
3,197	Lender Processing Services Inc.	89,164
5,819	MasterCard, Inc.	2,627,162
42,671	Paychex, Inc.	1,420,518
16,519	Visa Inc., Class A	2,218,171
	Total IT Services	21,275,438
	Leisure Equipment & Products - 0.3%
19,609	Polaris Industries Inc.	1,585,780
	Machinery - 2.6%
28,606	Caterpillar Inc.	2,461,260
17,395	Cummins Inc.	1,603,993
20,434	Deere & Company	1,685,601
13,600	Graco Inc.	683,808
13,107	Ingersoll Rand Company Limited, Class A	587,456
16,893	Parker Hannifin Corporation	1,411,917
11,767	Snap-on Incorporated	845,694
22,597	SPX Corporation	1,478,070
27,348	Stanley Black & Decker Inc.	2,085,285
12,000	Timken Company	445,920
	Total Machinery	13,289,004
	Media - 3.0%
56,665	CBS Corporation, Class B	2,058,639
117,549	Comcast Corporation, Class A	4,204,728
39,613	New York Times, Class A, (2)	386,623
35,396	Omnicom Group, Inc.	1,825,018
114,479	Regal Entertainment Group, Class A	1,610,720
99,690	Walt Disney Company	5,211,793
	Total Media	15,297,521
	Metals & Mining - 1.0%
88,284	Alcoa Inc.	781,313
44,474	Freeport-McMoRan Copper & Gold, Inc.	1,760,281
6,726	Newmont Mining Corporation	376,723
28,148	Nucor Corporation	1,076,942
32,749	Southern Copper Corporation	1,125,256
	Total Metals & Mining	5,120,515
	Multiline Retail - 1.1%
4,000	Family Dollar Stores, Inc.	265,200
36,680	Macy’s, Inc.	1,379,902
25,718	Nordstrom, Inc.	1,419,119
8,076	Sears Holding Corporation, (2)	448,137
30,023	Target Corporation	1,905,560
	Total Multiline Retail	5,417,918
	Multi-Utilities - 1.6%
40,212	Ameren Corporation	1,313,726
22,660	Consolidated Edison, Inc.	1,357,107
63,324	Integrys Energy Group, Inc.	3,305,513
15,734	Northwestern Corporation	570,043
60,347	Public Service Enterprise Group Incorporated	1,941,966
	Total Multi-Utilities	8,488,355
	Oil, Gas & Consumable Fuels - 9.7%
9,051	Cenovus Energy Inc.	315,427
91,383	Chevron Corporation	10,651,602
77,146	ConocoPhillips	4,411,208
39,168	CONSOL Energy Inc.	1,176,998
22,581	Continental Resources Inc., (2)	1,736,479
16,151	EnCana Corporation	354,030
28,780	EOG Resources, Inc.	3,224,799
213,703	Exxon Mobil Corporation	19,543,139
48,254	Occidental Petroleum Corporation	4,152,739
38,405	Phillips 66	1,780,840
4,626	Total SA, Sponsored ADR	231,763
76,829	Valero Energy Corporation	2,433,943
	Total Oil, Gas & Consumable Fuels	50,012,967
	Pharmaceuticals - 7.0%
66,741	Abbott Laboratories	4,575,763
119,626	Bristol-Myers Squibb Company	4,037,378
56,803	Eli Lilly and Company	2,693,030
132,144	Johnson & Johnson	9,106,043
155,639	Merck & Company Inc.	7,019,319
349,378	Pfizer Inc.	8,682,043
	Total Pharmaceuticals	36,113,576
	Professional Services - 0.0%
3,665	Manpower Inc.	134,872
6,949	Resources Connection, Inc.	91,101
	Total Professional Services	225,973
	Real Estate Investment Trust - 2.5%
111,810	Annaly Capital Management Inc.	1,882,880
39,521	Brandywine Realty Trust	481,761
44,183	CapLease Inc.	228,426
25,456	CommonWealth REIT	370,639
55,131	CubeSmart	709,536
15,432	Health Care REIT, Inc.	891,198
49,625	Healthcare Realty Trust, Inc.	1,143,856
45,684	Hospitality Properties Trust	1,086,366
88,469	Lexington Corporate Properties Trust	854,611
27,077	Liberty Property Trust	981,270
17,263	Medical Properties Trust Inc.	180,398
28,311	MFA Mortgage Investments, Inc.	240,644
26,716	Senior Housing Properties Trust	581,874
11,215	Sun Communities Inc.	494,806
25,238	Ventas Inc.	1,571,066
54,475	Weyerhaeuser Company	1,423,977
	Total Real Estate Investment Trust	13,123,308
	Road & Rail - 0.8%
17,765	Norfolk Southern Corporation	1,130,387
25,475	Union Pacific Corporation	3,023,883
	Total Road & Rail	4,154,270
	Semiconductors & Equipment - 2.2%
25,275	Analog Devices, Inc.	990,527
96,369	Applied Materials, Inc.	1,075,960
21,444	Broadcom Corporation, Class A	741,534
252,373	Intel Corporation	5,723,820
12,846	Intersil Holding Corporation, Class A	112,403
3,087	Lam Research Corporation, (2)	98,120
24,776	Microchip Technology Incorporated	811,166
27,856	NVIDIA Corporation, (2)	371,599
51,579	Texas Instruments Incorporated	1,421,001
	Total Semiconductors & Equipment	11,346,130
	Software - 3.7%
23,572	Adobe Systems Incorporated, (2)	765,147
18,599	Autodesk, Inc., (2)	620,649
348,955	Microsoft Corporation	10,391,880
181,687	Oracle Corporation	5,721,324
9,475	Salesforce.com, Inc., (2)	1,446,738
	Total Software	18,945,738
	Specialty Retail - 2.4%
18,330	Abercrombie & Fitch Co., Class A	621,754
41,497	American Eagle Outfitters, Inc.	874,757
21,475	Best Buy Co., Inc.	369,155
76,829	Home Depot, Inc.	4,638,167
36,675	Limited Brands, Inc.	1,806,611
74,638	Lowe’s Companies, Inc.	2,257,053
364	Orchard Supply Hardware Stores Corporation, (2)	5,271
472	Ross Stores, Inc.	30,491
13,465	Tiffany & Co.	833,214
20,537	TJX Companies, Inc.	919,852
	Total Specialty Retail	12,356,325
	Textiles, Apparel & Luxury Goods - 0.5%
7,159	Cherokee Inc.	104,235
14,066	VF Corporation	2,241,558
	Total Textiles, Apparel & Luxury Goods	2,345,793
	Thrifts & Mortgage Finance - 0.2%
36,703	Hudson City Bancorp, Inc.	292,156
60,610	New York Community Bancorp Inc.	858,238
	Total Thrifts & Mortgage Finance	1,150,394
	Tobacco - 2.2%
105,742	Altria Group, Inc.	3,530,725
78,016	Philip Morris International	7,016,759
20,787	Reynolds American Inc.	900,909
5,109	Vector Group Ltd.	84,763
	Total Tobacco	11,533,156
	Wireless Telecommunication Services - 0.0%
5,500	USA Mobility Inc.	65,285
	Total Common Stocks (cost $382,148,501)	517,367,649

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 3.8%
$ 19,455	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/12, repurchase price $19,455,447, collateralized by $14,600,000 U.S. Treasury Bonds, 4.500%, due 8/15/39, value $19,850,145	0.010%	10/01/12	$ 19,455,431
	Total Short-Term Investments (cost $19,455,431)			19,455,431
	Total Investments (cost $401,603,932) - 104.2%			536,823,080
	Other Assets Less Liabilities - (4.2)% (3)			(21,587,673)
	Net Assets - 100%			$ 515,235,407

Investments in Derivatives at September 30, 2012

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts	Type		Amount (4)	Date	Price	Value (3)
	Call Options Written - (2.3)%
(630)	S&P 500 Index		$ (86,625,000)	10/20/12	$1,375	$(4,293,450)
(459)	S&P 500 Index		(64,260,000)	10/20/12	1,400	(2,109,105)
(457)	S&P 500 Index		(65,122,500)	10/20/12	1,425	(1,208,765)
(697)	S&P 500 Index		(101,065,000)	10/20/12	1,450	(822,460)
(488)	S&P 500 Index		(69,540,000)	11/17/12	1,425	(1,773,880)
(826)	S&P 500 Index		(119,770,000)	11/17/12	1,450	(1,796,550)
(3,557)	Total Call Options Written (premiums received $12,875,060)		$ (506,382,500)			$(12,004,210)

	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
	Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments*:
	Common Stocks	$517,367,649	$ –	$ –		$517,367,649
	Short-Term Investments:
	Repurchase Agreements	–	19,455,431	–		19,455,431
	Derivatives:
	Call Options Written	(12,004,210)	–	–		(12,004,210)
	Total	$505,363,439	$19,455,431	$ –		$524,818,870

	* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statements of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$(12,004,210)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments (excluding investments in derivatives) was $402,016,177.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2012, were as follows:

Gross unrealized:
Appreciation					$ 180,902,103
Depreciation					(46,095,200)

Net unrealized appreciation (depreciation) of investments					$ 134,806,903

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as noted within Investments in Derivatives at September 30, 2012.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012